Other non-current assets	12 Months Ended
Dec. 31, 2023
Other non-current assets
Other non-current assets

11. Other non-current assets

Other non-current assets consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Deposits	1,836	1,813	255
Loans receivables	9,795	8,551	1,204
Long-term prepayments to a supplier (a)	62,663	29,341	4,133
Receivables for disposal of subsidiaries (Note 4)	6,373	5,850	824
Others	10,424	10,405	1,466
Total	91,091	55,960	7,882

(a) This represents the prepayment of hotel resources the Group prepaid to a third party supplier which are expected to be utilized over one year.

The Group recognized a net provision for non-current assets of RMB1,092 for the year ended 2021, and a reversal of RMB2,979 and RMB283 for the years ended December 31, 2022 and 2023. The following table summarized the details of the Group’s provision:

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$(Note 2 (d))
Balance at the beginning of year	9,852	10,944	7,965	1,122
Addition	1,633	1,894	682	96
Reversal	(541)	(4,873)	(965)	(136)
Balance at the end of year	10,944	7,965	7,682	1,082